Securities Available for Sale - Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value (Details) (10K) (Parenthetical) - Positions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
LendingClub Corp [Member]
Number of positions with unrealized loss	41	72	141